MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Cost and Gross Unrealized Holding Gains and Losses of Available-for-Sale Marketable Securities
As of December 31, 2016, the fair value, amortized cost and gross unrealized holding gains and losses of available-for-sale marketable securities were as follows:

	December 31, 2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Government debentures – fixed interest rate	$3,167	$-	$(3)	$3,164
Corporate debentures – fixed interest rate	32,473	-	(189)	32,284

	$35,640	$-	$(192)	$35,448